Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

The components of the Company’s (benefit from) provision for income taxes were as follows (in thousands):

	Year Ended December 31,
	2017	2016	2015
Current:
Federal	$—	$(23,500)	$10,931
State, local, and foreign	1,875	660	3,627
Deferred:
Federal	(27,118)	(39,695)	1,874
State, local, and foreign	52	(3,746)	880

(Benefit from) provision for income taxes	$(25,191)	$(66,281)	$17,312

Schedule of Effective Income Tax Reconciliation

The Company’s (benefit from) provision for income taxes varied from the amounts calculated by applying the U.S. statutory income tax rate to the pretax (loss) income as shown in the following reconciliations (in thousands):

	Year Ended December 31,
	2017	2016	2015
Statutory federal rate	$(40,732)	$(149,310)	$15,026
Interest expense—preferred stock	20,459	—	—
State income taxes—net of federal benefit	(1,465)	(5,368)	1,294
Gain on sale of Unitrans	(1,161)	—	—
Goodwill impairment	1,020	86,776	—
Effect of change in U.S. statutory income tax rate	(7,413)	—	—
Change in valuation allowance	1,989	1,624	99
Other	2,112	(3)	893

Total	$(25,191)	$(66,281)	$17,312

Schedule of Deferred Tax Assets and Liabilities

The tax rate effects of temporary differences that give rise to significant elements of deferred tax assets and deferred tax liabilities as of December 31 were as follows (in thousands):

	2017	2016
Deferred income tax assets:
Accounts receivable	$2,694	$7,140
Accrued expenses and other current liabilities	13,103	18,823
Net operating losses and other tax carryforwards	18,715	3,358
Other, net	51	746

Total	$34,563	$30,067
Valuation allowance	(3,942)	(1,953)

Total, net of valuation allowance	$30,621	$28,114
Deferred income tax liabilities:
Prepaid expenses and other current assets	$(2,906)	$(6,572)
Goodwill and intangible assets	(11,685)	(20,005)
Property and equipment	(30,312)	(45,711)

Total	$(44,903)	$(72,288)

Net deferred tax liabilities	$(14,282)	$(44,174)

Schedule of Changes to Gross Unrecognized Tax Benefits

The change to the Company’s gross unrecognized tax benefits for the years ended December 31 is reconciled as follows (in thousands):

	2017	2016
Balance as of January 1	$737	$—
Additions based on current year tax positions	—	—
Additions for prior years’ tax positions	574	737
Reductions for prior years’ tax positions	—	—
Settlements with taxing authorities	—	—
Lapse of statute of limitations	—	—

Balance as of December 31	$1,311	$737